Business Segment Information	12 Months Ended
Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

22. Segment and Corporate Information

In 2015, the Company increased its operating segments from three to four segments in conjunction with a change in the structure of how the Company manages its business. The operating segments are the North America Segment, the EMEA Segment, the Asia-Pacific Segment and the Latin America Segment. Accordingly, the two reporting segments disclosed prior to 2015 (the North America Segment and the International Segment, which was comprised of EMEA, Asia-Pacific and Latin America) have now been reclassified into four reporting segments as noted above.

Management evaluates each segment using measures that reflect all of the segment’s controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate U.S. GAAP measures are revenue, operating income and operating income margin. The Company does not include income taxes as it believes this is outside the segments’ control. Financing is a corporate function, which the Company’s segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measurement. Similarly, the Company does not allocate certain costs, which relate primarily to certain headquarters’ overhead charges, including accounting and finance, because the Company believes that these costs are also not within the control of the individual segments. Production of products, production asset management, quality management and procurement related to production are centrally managed at Corporate. The Company’s global research and development is also centrally managed at Corporate. These Corporate activities do not fulfill the definition of a segment. Products are transferred to the segments at cost; therefore no internal profit is generated. The associated internal revenues for the product transfers and their elimination are recorded as Corporate activities. Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but are accounted for as Corporate.

Information pertaining to the Company’s segment and Corporate activities for the twelve-month periods ended December 31, 2016, 2015 and 2014 is set forth below.

	NorthAmerica Segment	EMEA Segment	Asia-Pacific Segment	Latin America Segment	Segment Total	Corporate	Total
Segment and Corporate Information
2016

Revenue external customers	$12.885.879	$2.666.644	$1.631.717	$712.150	$17.896.390	$14.397	$17.910.787
Inter - segment revenue	3.437	-	34	267	3.738	(3.738)	-
Revenue	12.889.316	2.666.644	1.631.751	712.417	17.900.128	10.659	17.910.787
Operating income	2.119.297	524.181	319.076	65.849	3.028.403	(390.880)	2.637.523
Depreciation and amortization	(430.824)	(120.791)	(48.196)	(17.242)	(617.053)	(158.892)	(775.945)
Income (loss) from equity method investees	64.806	(2.919)	1.519	1.502	64.908	-	64.908
Total assets	18.255.288	3.785.602	1.863.441	729.193	24.633.524	2.300.418	26.933.942
thereof investments in equity method investees	324.860	221.054	106.900	26.428	679.242	-	679.242
Capital expenditures, acquisitions and investments (1)	916.354	310.568	53.795	45.477	1.326.194	281.379	1.607.573

2015

Revenue external customers	$11.813.330	$2.628.688	$1.501.456	$766.424	$16.709.898	$27.684	$16.737.582
Inter - segment revenue	5.292	1	143	447	5.883	(5.883)	-
Revenue	11.818.622	2.628.689	1.501.599	766.871	16.715.781	21.801	16.737.582
Operating Income(2)	1.797.835	576.895	297.860	48.233	2.720.823	(394.091)	2.326.732
Depreciation and amortization	(399.434)	(113.131)	(44.616)	(14.835)	(572.016)	(145.306)	(717.322)
Income (loss) from equity method investees	20.799	6.820	2.526	1.307	31.452	-	31.452
Total assets(3)	17.269.258	3.293.600	1.727.495	604.667	22.895.020	2.470.234	25.365.254
thereof investments in equity method investees	288.956	220.610	109.347	25.796	644.709	-	644.709
Capital expenditures, acquisitions and investments(4)	709.503	174.229	48.949	50.549	983.230	286.523	1.269.753

2014(5)

Revenue external customers	$10.500.095	$3.072.067	$1.356.936	$836.008	$15.765.106	$66.507	$15.831.613
Inter - segment revenue	8.992	0	7	336	9.335	(9.335)	-
Revenue	10.509.087	3.072.067	1.356.943	836.344	15.774.441	57.172	15.831.613
Operating Income	1.642.911	589.971	279.046	101.439	2.613.367	(358.834)	2.254.533
Depreciation and amortization	(364.137)	(133.155)	(37.729)	(19.814)	(554.835)	(144.493)	(699.328)
Income (loss) from equity method investees	18.457	4.415	942	1.024	24.838	-	24.838
Total assets (6), (7)	16.701.657	3.574.076	1.819.394	714.752	22.809.879	2.359.699	25.169.578
thereof investments in equity method investees	291.118	238.604	119.428	27.672	676.822	-	676.822
Capital expenditures, acquisitions and investments(8)	2.006.585	210.509	128.480	74.135	2.419.709	290.976	2.710.685

(1) North America, EMEA, Asia-Pacific, Latin America and Corporate acquisitions exclude $22,870, $235,627, $7,790, $5,526 and $7,654, respectively, of non-cash acquisitions for 2016.
(2) On July 1, 2015, the Company completed the sale of its clinics in Venezuela to a third party. The purchase price for these clinics was $7,500, which resulted in a loss of approximately $26,289 before tax (approximately $26,920 after tax). The loss is primarily included in Selling, general and administrative costs line item of the Consolidated Income Statements.
(3) Deferred taxes which were classified as current at December 31, 2015 have been reclassified to non-current in accordance with Accounting Standards Update 2015-17, Income Taxes (Topic 740) Balance Sheet Classification of Deferred Taxes. Deferred taxes previously recorded in 2015 within current assets and liabilities have been reclassified to non-current assets and liabilities in the amount of $216,127 and $36,399, respectively. As a result of deferred tax netting, non-current assets and liabilities were then adjusted in the amount of $168,232.
(4) North America, EMEA, Asia-Pacific, Latin America and Corporate acquisitions and investments exclude $6,070, $41,454, $36,455, $244 and $26,214, respectively, of non-cash acquisitions and investments for 2015.
(5) 2014 information was adjusted to conform to the current year´s presentation due to the disaggregation of the International Segment disclosed previously into the EMEA Segment, Asia-Pacific Segment and Latin America Segment.
(6) At December 31, 2014 debt issuance costs in the amount of $66,120 have been reclassified from Prepaid expenses and other current assets and Other assets and notes receivables to Long-term debt and capital lease obligations to conform to the current year´s presentation.
(7) Deferred taxes which were classified as current at December 31, 2014 have been reclassified to non-current in accordance with Accounting Standards Update 2015-17, Income Taxes (Topic 740) Balance Sheet Classification of Deferred Taxes. Deferred taxes previously recorded in 2014 within current assets and liabilities have been reclassified to non-current assets and liabilities in the amount of $245,354 and $34,787, respectively. As a result of deferred tax netting, non-current assets and liabilities were then adjusted in the amount of $211,403.
(8) North America, EMEA, Asia-Pacific and Latin America acquisitions exclude $35,656, $2,595, $164,044 and $5,379, respectively, of non-cash acquisitions for 2014.

For the geographic presentation, revenues are attributed to specific countries based on the end user's location for products and the country in which the service is provided. Information with respect to the Company's geographic operations is set forth in the table below:

	Germany	NorthAmerica	Rest ofthe World	Total

2016
Revenue external customers	$421.604	$12.885.879	$4.603.304	$17.910.787
Long-lived assets	907.921	15.227.607	3.181.818	19.317.346

2015
Revenue external customers	$400.401	$11.813.330	$4.523.851	$16.737.582
Long-lived assets	556.276	14.771.036	2.963.439	18.290.751

2014
Revenue external customers	$456.937	$10.500.095	$4.874.581	$15.831.613
Long-lived assets	520.690	14.753.136	3.182.123	18.455.949